Commitments and contingencies - Schedule of Commitment Under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 117.6
2024	115.9
2025	118.9
2026	117.2
2027	80.4
Thereafter	31.6
Operating lease commitments	$ 581.6	$ 791.2